Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Abstract]
Summary Of Accumulated Other Comprehensive Income (Loss)

	Foreign		Accumulated
	Currency		Other
	Translation	Cash Flow	Comprehensive
	Adjustment	Hedge	Income (Loss)
Balance at January 1, 2014	$(264)	$(1,079)	$(1,343)
Change associated with foreign currency translation	(219)	—	(219)
Change associated with current period hedging	—	(2,980)	(2,980)
Reclassification into earnings	—	2,587	2,587
Balance at December 31, 2014	$(483)	$(1,472)	$(1,955)